ISSUED CAPITAL (Details) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Dec. 24, 2018 shares	Apr. 30, 2018 shares	Mar. 31, 2018 shares	Dec. 31, 2018 USD ($) EquityInstruments $ / shares shares	Dec. 31, 2017 USD ($) EquityInstruments $ / shares shares	Dec. 31, 2016 USD ($) EquityInstruments $ / shares shares	Dec. 31, 2015 EquityInstruments
Ordinary Shares
Ratio	0.1
Par value per share | $ / shares				$ 0	$ 0	$ 0
Total shares issued and outstanding | shares	6,870,000,000
Shares issued during the year | shares		456,954,532	104,490,194
Total shares issued and outstanding | shares	687,000,000
Issued capital
Balance | $				$ 372,764	$ 373,585
Shares issued in connection with private placement | $				253,517		$ 67,499
Total shares issued during the period | $				253,517
Cost of capital raising during the period | $				(10,297)		(2,343)
Derecognition of deferred tax asset (see note 7) | $					(821)
Closing balance at end of period | $				$ 615,984	$ 372,764	$ 373,585
RSUs outstanding				9,133,930	3,380,337	2,378,220	1,243,434
Number of RSUs vested				691,618	389,791	550,154
Forfeited				672,258	183,814	141,779
Principal debt outstanding | $				$ 315,000	$ 192,000
Equity raising costs
Issued capital
Tax benefit recognized on the cost of capital | $					$ (821)	$ 986
Restricted stock units (RSUs)
Issued capital
RSUs outstanding				9,133,930	3,380,337
Measurement period				3 years
Restricted stock units (RSUs) | 28 May 2015
Issued capital
RSUs outstanding					51,504
Restricted stock units (RSUs) | 28 May 2015 2nd tranche
Issued capital
RSUs outstanding					154,511
Restricted stock units (RSUs) | 24 June 2015
Issued capital
RSUs outstanding					112,257
Restricted stock units (RSUs) | 24 June 2015 2nd tranche
Issued capital
RSUs outstanding					226,788
Restricted stock units (RSUs) | 1 August 2015
Issued capital
RSUs outstanding					10,700
Restricted stock units (RSUs) | 15 March 2016
Issued capital
RSUs outstanding				442,810	682,495
Restricted stock units (RSUs) | 27 May 2016
Issued capital
RSUs outstanding				434,234	434,234
Restricted stock units (RSUs) | 29 June 2016
Issued capital
RSUs outstanding				49,688	163,376
Restricted stock units (RSUs) | 3 January 2017
Issued capital
RSUs outstanding					18,750
Restricted stock units (RSUs) | 17 February 2017 (2)
Issued capital
RSUs outstanding				457,203	662,767
Restricted stock units (RSUs) | 25 May 2017 (2)
Issued capital
RSUs outstanding				372,419	372,419
Restricted stock units (RSUs) | 23 October 2017 (2)
Issued capital
RSUs outstanding				74,500	74,500
Restricted stock units (RSUs) | 23 October 2017 2nd tranche
Issued capital
RSUs outstanding				75,000	150,000
Restricted stock units (RSUs) | 29 December 2017
Issued capital
RSUs outstanding				110,607	266,036
Restricted stock units (RSUs) | 26 December 2018
Issued capital
RSUs outstanding				3,558,734
Restricted stock units (RSUs) | 26 December 2018 2nd tranche
Issued capital
RSUs outstanding				3,558,735
Restricted Stock Units TRS Member
Issued capital
Measurement period				3 years
Ordinary shares
Ordinary Shares
Par value per share | $ / shares				$ 0	$ 0	$ 0
Total shares issued and outstanding | shares				125,324,953	124,935,162
Shares issued during the year | shares				562,137,374	389,791
Total shares issued and outstanding | shares				687,462,327	125,324,953	124,935,162
Issued capital
Issued capital
Shares issued in connection with private placement | $				$ 253,517		$ 67,499
Cost of capital raising during the period | $				$ (10,297)		$ (2,343)
Derecognition of deferred tax asset (see note 7) | $					$ (821)